Earnings Per Share - Computation of Basic EPS and Diluted EPS (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Basic:
Net income (loss) attributable to CNH Industrial	$ (124)	$ 173	$ 22	$ 627
Weighted average common shares outstanding—basic	1,362	1,354	1,360	1,354
Basic earnings (loss) per share	$ (0.09)	$ 0.13	$ 0.02	$ 0.46
Diluted:
Net income (loss) attributable to CNH Industrial	$ (124)	$ 173	$ 22	$ 627
Weighted average common shares outstanding—basic	1,362	1,354	1,360	1,354
Effect of dilutive securities (when dilutive):
Stock Compensation Plans		6	3	6
Weighted average common shares outstanding—diluted	1,362	1,360	1,363	1,360
Diluted earnings (loss) per share	$ (0.09)	$ 0.13	$ 0.02	$ 0.46